SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-23C-1

STATEMENT BY REGISTERED CLOSED-END
INVESTMENT COMPANY WITH RESPECT TO
PURCHASES OF ITS OWN SECURITIES PURSUANT
TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH JULY 2003

           THE NEW GERMANY FUND, INC.
(Name of registered closed-end investment company)

               		            Approx Asset
Date	         Number    Price    Value or Approx         Seller
Each   Ident   Shrs      Per       Asset Cov/Shr       or Seller's
Trans   Sec    Purch     Share    at Time of Purch        Broker

07-01    GF    15000     4.9429       6.13	       Weeden & Co.
07-02   " "     2100     5.0300       6.22              " "
07-03   " "     1000     5.0100       6.20		  " "
07-07   " "     1000     5.0500       6.26		  " "
07-08   " "    10000     5.1126       6.28              " "
07-09   " "     2000     5.0700       6.28              " "
07-10   " "    11000     5.1000       6.23              " "
07-11   " "     9300     5.0772       6.25              " "
07-14   " "     2000     5.1195       6.38              " "
07-15   " "     1500     5.2307       6.41              " "
07-16   " "     1000     5.2000       6.38              " "
07-17   " "     1000     5.1500       6.32              " "
07-18   " "     1000     5.1400       6.38              " "
07-21   " "     8000     5.1500       6.40              " "
07-22   " "     8000     5.2244       6.42              " "
07-23   " "     3000     5.2000       6.43              " "
07-24   " "     8000     5.3921       6.59              " "
07-25   " "     1000     5.3100       6.62              " "
07-28   " "     7000     5.4963       6.63              " "
07-29   " "     7500     5.4680       6.62              " "
07-30   " "     3000     5.5000       6.57              " "
07-31   " "     6000     5.5000       6.60              " "



The New Germany Fund, Inc.
    (Name of Registrant)
By Isabella Chan - Fund Administrator
Date of Statement          8/8/03